STOCKHOLDERS' EQUITY (Details) - Schedule of Warrants Activity - USD ($)				6 Months Ended	12 Months Ended
	Jan. 01, 2015	Jan. 01, 2014	Jan. 01, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (Details) - Schedule of Warrants Activity [Line Items]
Options Outstanding, Weighted-Average Remaining Contractual Term	1 year 255 days			1 year 73 days
Exercisable at December 31, 2014				220,913
Exercisable at December 31, 2014 (in Dollars per share)				$ 5.00
Exercisable at December 31, 2014				1 year 73 days
Exercisable at December 31, 2014 (in Dollars)				$ 110,457
Options Issued				0
Options Issued, Aggregate Intrinsic Value (in Dollars)				$ 0
Options Exercised				0
Options Forfeitures or expirations				0
Options Outstanding	220,913			220,913
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 5.00			$ 5.00
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 1,325,478			$ 110,457
Warrant [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of Warrants Activity [Line Items]
Options Outstanding			649,915			649,915
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)			$ 3.85			$ 3.85
Options Outstanding, Weighted-Average Remaining Contractual Term	1 year 255 days	3 years 146 days	4 years 146 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)			$ 0			$ 0
Exercisable at December 31, 2014	220,913
Exercisable at December 31, 2014 (in Dollars per share)	$ 2.50
Exercisable at December 31, 2014	1 year 255 days
Exercisable at December 31, 2014 (in Dollars)	$ 1,325,478
Options Issued					0	0
Options Issued, Aggregate Intrinsic Value (in Dollars)					$ 0
Options Exercised					(409,823)	0
Options Exercised, Weighted-Average Exercise Price (in Dollars per share)					$ 2.50
Options Forfeitures or expirations					(19,179)	0
Options Forfeitures or expirations, Weighted-Average Exercise Price (in Dollars per share)					$ 31.00
Options Outstanding	220,913	649,915
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 2.50	$ 3.85
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 1,325,478	$ 0